Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxes on income [abstract]
Income (loss) before taxes on income, as reported in the statements of comprehensive income (loss)	$ 2,986	$ (781)	$ (2,545)
Theoretical tax expense (benefit)	687	(187)	(636)
Expenses (income) not recognized for tax purposes	(201)	(95)	32
Temporary differences in the reported year for which no deferred taxes were recognized	(633)
Increase in taxes resulting mainly from taxable losses in the reported year for which no deferred taxes were recognized	147	282	604
Tax benefit